Laurie Dee
+1.714.830.0679
laurie.dee@morganlewis.com

July 14, 2017

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Investment Managers Series Trust (File Nos. 333-122901 and 811-21719) Filing Pursuant to Rule 485(b)

Dear Sir or Madam:

On behalf of our client, Investment Managers Series Trust (the “Registrant”), we are filing Post-Effective Amendment No. 876 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 889 to the Registrant’s Registration Statement pursuant to the Investment Company Act of 1940, as amended), relating to the Registrant’s Oak Ridge Multi Strategy Fund (formerly the Oak Ridge Large Cap Growth Fund) (the “Fund”).

The Amendment is being filed for the purpose of responding to comments received on the Registrant’s Post-Effective Amendment No. 870 filing, filed with the Commission on May 17, 2017, and to complete other non-material information contained in the Prospectus and Statement of Additional Information for the Fund. As noted on the facing page to the Amendment, the Amendment is being filed pursuant to paragraph (b) of Rule 485 under the 1933 Act to become effective on July 18, 2017. We have assisted in the preparation of the Amendment, and we represent that the Amendment does not contain disclosures which render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Please direct any inquiries regarding this filing to me at (714) 830-0679 or Michael Glazer at (213) 680-6646.

Sincerely,

/s/ Laurie Dee
Laurie Dee

Morgan, Lewis & Bockius llp

600 Anton Boulevard
Suite 1800
Costa Mesa, CA 92626-7653	+1.714.830.0600
United States	+1.714.830.0700